General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General (Textual)
Subsidiary owned percentage		27.00%
Net loss		$ 8,949	$ 6,244	$ 2,007
Operating Activities		7,000,000
Accumulated deficit		$ (46,912)	$ (38,389)
Initial public offering	$ 13,700
Ordinary shares		40
Subsidiaries percentage description		NasVax Inc., a Delaware corporation - fully owned (100%); Brain Bright Ltd., an Israeli company - fully owned (100%); Evero Health Ltd. (previously Weex Biosciences Ltd.), an Israeli company - fully owned (100%); - Therapix Healthcare Resources Inc. ("THR"), a Delaware corporation, in which control was achieved on October 3, 2018 - Therapix holds 82.36% of THR's equity. THR was established on July 31, 2018 (see Note 5).